Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Profit before tax	$ 1,106	$ 11,332	$ 18,668
Adjustments to reconcile profit before tax to net cash provided by operating activities:
Depreciation	5,274	4,936	4,972
Impairment of property, plant and equipment	546	11	223
Amortization of prepaid land lease payments		38	35
Amortization of intangible assets	50	44	49
Gain on disposal of property, plant and equipment	(88)	(93)	(99)
Gain on disposal of assets classified as held for sale			(4,525)
Adjustment for loss (gain) on fair value of derivatives	(146)	2	332
Dividend income	(109)	(105)	(100)
Finance income	(506)	(482)	(876)
Finance costs	1,012	1,378	1,221
Share of loss of associates	3	3	3
Impairment (reversal of impairment) for trade receivables	(122)	570	302
Impairment for trade receivables for related parties		1	27
Impairment of other receivable	30	53
Impairment (write-back of impairment) of inventories	(322)	1,613	532
Unrealized foreign exchange difference, net	(503)	(742)	(1,771)
Loss on liquidation of subsidiary			261
Changes in operating assets and liabilities
Trade and other receivable, net	16,031	27,993	(17,438)
Contract assets	(3,160)	(1,317)
Inventories	3,166	10,339	(11,523)
Prepayment and other current assets	484	133	123
Amounts due to/from related parties	1,177	(1,422)	2,733
Other non-current assets	(238)	(55)	77
Trade and other payables, accruals, other current liabilities and other non-current liabilities	(5,527)	(8,518)	(6,778)
Net cash flows (used in) provided by operating activities	18,158	45,712	(13,552)
Dividend received	109	105	100
Interest received	457	405	858
Interest paid	(894)	(1,216)	(1,043)
Income tax paid	(2,690)	(4,357)	(2,787)
Net cash provided (used in) by operating activities	15,140	40,649	(16,424)
Investing activities:
Purchases of property, plant and equipment	(5,442)	(4,441)	(4,903)
Purchases of intangible assets	(20)	(67)	(10)
Purchases of investment properties			(84)
Purchases of long-term bank deposits	(272)	(410)	(475)
Purchases of short-term bank deposits	(835)
Proceeds from disposal of held for sale assets			8,011
Proceeds from disposal of property, plant and equipment	171	100	510
Proceeds from disposal of other financial assets-held to maturity			340
Net cash (used in) provided by investing activities	(6,398)	(4,818)	3,389
Financing activities:
Dividend paid to non-controlling shareholders of subsidiaries	(2,763)	(2,206)	(1,943)
Dividend paid to company's shareholders		(1,106)	(1,382)
Repayments of borrowings	(19,811)	(25,737)	(17,306)
Proceeds from borrowings	5,349	9,517	27,714
Change in financial lease liabilities		(46)	(41)
Principal elements of lease payments	(426)
Effect from the changes in shareholding percentage in subsidiary	(298)
Net cash (used in) provided by financing activities	(17,949)	(19,578)	7,042
Effect of exchange rate	2,102	(1,568)	3,855
Net (decrease) increase in cash and cash equivalents	(7,105)	14,685	(2,138)
Cash and cash equivalents at beginning of year	60,778	46,093	48,231
Cash and cash equivalents at end of year	$ 53,673	$ 60,778	$ 46,093